Mortgage Banking Derivatives - Net gains (losses) relating to free-standing derivative instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Forward contracts related to mortgage loans held-for-sale
Derivative [Line Items]
Gain (loss) on hedged item	$ (88)
Interest rate contracts for customers
Derivative [Line Items]
Gain (loss) on hedged item	$ 335